Taxation - Movement in deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Balance at 1 January	€ 859,900	€ 481,477	€ 406,892
Movements during the year	140,095	15,138	(17,754)
Business combination	239	(361,051)	(16,400)
Translation differences	36,232	(32,510)	(40,431)
Balance at 31 December	€ 683,334	€ 859,900	€ 481,477